INCOME TAXES	6 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The partnership is a flow-through entity for tax purposes and as such is not subject to Bermudian taxation. However, income taxes are recognized for the amount of taxes payable by the primary holding subsidiaries of the partnership (“Holding Entities”), any direct or indirect corporate subsidiaries of the Holding Entities and for the impact of deferred tax assets and liabilities related to such entities.

The components of income tax expense include the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Current income tax	$39	$49	$60	$76
Deferred income tax	(120)	(2)	(200)	154
Income tax (benefit) expense	$(81)	$47	$(140)	$230

The partnership’s income tax expense decreased for the three and six months ended June 30, 2023 compared to the prior year primarily due to a decrease in pre-tax income, a change in the tax rate of certain subsidiaries, and an increase in the benefit recognized for deferred tax assets.